TAXATION (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)	The table below shows the components of tax expense for the years ended December 31, 2025, 2024 and 2023:

	Year ended December 31,
(in thousands of $)	2025	2024	2023
Current tax expense	2,612	10,367	3,323
Adjustments in respect of current tax of previous years	(730)	264	—
Tax expense	1,882	10,631	3,323

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation between the tax expense and the product of the accounting profit multiplied by the Bermuda domestic tax rate for the years ended December 31, 2025, 2024 and 2023 is as follows:

	Year ended December 31,
(in thousands of $)	2025	2024	2023
(Loss)/Income before taxes	(24,549)	141,284	87,260

Income tax at 0% (2024: 0%, 2023: 0%)	—	—	—
Tax effect of higher foreign tax rates	1,882	10,631	3,323
Tax expense	1,882	10,631	3,323
Effective tax rate	8%	8%	4%

Schedule of Deferred Tax Assets and Liabilities	Tax losses carryforwards will expire between 2029 and 2030 if not utilized (December 31, 2024: in 2029).

(in thousands of $)	2025	2024
Tax losses carryforwards	12,865	2,647
Gross deferred tax assets	12,865	2,647
Valuation allowance	(12,865)	(2,647)
Deferred tax assets, net of valuation allowance	—	—